Income Tax (tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
7. Income Taxes

The Company files a consolidated federal income tax return. The provision for income taxes is as follows:

	2013	2012	2011
	(In thousands)
Current:
Federal	$21,356	$4,193	$2,854
State	3,629	704	1,225
	24,985	4,897	4,079
Deferred:
Federal	(2,770)	1,430	1,791
State	(180)	(62)	(74)
	(2,950)	1,368	1,717
Total income taxes	$22,035	$6,265	$5,796

A reconciliation of the expected U.S. statutory rate to the effective rate follows:

	2013	2012	2011
Computed (expected tax rate)	35.0%	35.0%	35.0%
State income taxes (net of federal tax benefit)	3.8	4.5	3.9
State tax credits	(0.8)	(2.8)	(2.1)
Research and development credit	(0.2)	(0.6)	(0.6)
Manufacturer’s deduction	(3.4)	(5.1)	(3.7)
Addition to (reversal of) uncertain tax positions	0.2	0.4	(7.3)
IRS audit adjustment	0.0	0.0	1.5
Other permanent differences not (taxable) deductible	0.1	0.7	(0.1)
Tax effect of pension contribution	0.0	2.2	0.0
Other	0.0	1.5	(1.9)
Effective income tax rate	34.7%	35.8%	24.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
	(In thousands)
Deferred income tax assets:
Future tax credits	$2,808	$3,251
Inventory valuation	2,893	1,408
Employee benefits	2,742	2,816
Insurance	3,422	3,812
Other comprehensive loss	14,416	14,867
Interest	118	80
Deferred gain on sale/leaseback	54	82
Prepaid revenue	1,619	2,348
Other	232	520
Severance	237	196
	28,541	29,380
Deferred income tax liabilities:
Property basis and depreciation difference	13,274	14,151
Pension	3,012	5,283
	16,286	19,434
Valuation allowance - non-current	758	906
Net deferred income tax asset	$11,497	$9,040

Summary of Income Tax Contingencies [Table Text Block]
	2013	2012
	(In thousands)
Beginning balance	$2,350	$2,174

Tax positions related to current year:
Additions	176	207

Tax positions related to prior years:
Additions	70	133
Reductions	(45)	(27)
Settlements	(81)	(137)
Balance as of March 31,	$2,470	$2,350